Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events	Note 9. Subsequent Events The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued.